UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	–24.76%	–15.85%	5.57%	10.71%
Class A with 5.75% Maximum Sales Charge	—	—	–29.09	–20.67	4.33	10.06
Class C at NAV	10/01/2009	04/30/2002	–25.04	–16.48	4.78	9.88
Class C with 1% Maximum Sales Charge	—	—	–25.74	–17.25	4.78	9.88
Class I at NAV	04/30/2002	04/30/2002	–24.66	–15.64	5.84	10.98
Class R at NAV	08/03/2009	04/30/2002	–24.88	–16.09	5.30	10.43
Class R6 at NAV	07/01/2014	04/30/2002	–24.63	–15.59	5.93	11.04
Russell 2500™ Index	—	—	–23.72%	–22.47%	0.49%	7.72%
Russell 2000® Index	—	—	–23.72	–23.99	–0.25	6.90

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.17%	1.92%	0.92%	1.42%	0.82%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

WR Berkley Corp.	4.4%

Teleflex, Inc.	4.4

J.B. Hunt Transport Services, Inc.	3.5

Aramark	3.2

TransUnion	3.0

Carlisle Cos., Inc.	3.0

AptarGroup, Inc.	2.8

ServiceMaster Global Holdings, Inc.	2.7

WEX, Inc.	2.3

SEI Investments Co.	2.3

Total	31.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$752.40	$5.08	1.16%
Class C	$1,000.00	$749.60	$8.35	1.91%
Class I	$1,000.00	$753.40	$3.99	0.91%
Class R	$1,000.00	$751.20	$6.17	1.41%
Class R6	$1,000.00	$753.70	$3.60	0.82%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.86	1.16%
Class C	$1,000.00	$1,015.50	$9.62	1.91%
Class I	$1,000.00	$1,020.50	$4.60	0.91%
Class R	$1,000.00	$1,018.00	$7.11	1.41%
Class R6	$1,000.00	$1,020.90	$4.14	0.82%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value

Aerospace & Defense — 1.5%

HEICO Corp.	320,693	$23,926,905

Hexcel Corp.	3,248,511	120,812,124

		$144,739,029

Banks — 3.5%

Prosperity Bancshares, Inc.	2,369,668	$114,336,481

Umpqua Holdings Corp.(1)	11,646,747	126,949,542

Westamerica Bancorporation(1)	1,433,011	84,232,387

		$325,518,410

Building Products — 2.2%

Lennox International, Inc.(2)	1,151,108	$209,259,923

		$209,259,923

Capital Markets — 5.4%

Affiliated Managers Group, Inc.	926,442	$54,789,780

FactSet Research Systems, Inc.	411,799	107,347,763

Morningstar, Inc.	1,101,713	128,074,136

SEI Investments Co.	4,735,814	219,457,621

		$509,669,300

Chemicals — 3.1%

RPM International, Inc.	3,578,715	$212,933,543

Sensient Technologies Corp.	1,750,600	76,168,606

		$289,102,149

Commercial Services & Supplies — 1.5%

IAA, Inc.(3)	4,591,087	$137,548,967

		$137,548,967

Containers & Packaging — 2.8%

AptarGroup, Inc.	2,678,404	$266,608,334

		$266,608,334

Distributors — 1.0%

Pool Corp.	458,327	$90,185,004

		$90,185,004

Diversified Consumer Services — 4.9%

Frontdoor, Inc.(3)	3,324,345	$115,620,719

Service Corporation International	2,128,575	83,248,568

Security	Shares	Value

Diversified Consumer Services (continued)

ServiceMaster Global Holdings, Inc.(1)(3)	9,500,901	$256,524,327

		$455,393,614

Electrical Equipment — 1.2%

Acuity Brands, Inc.	1,325,331	$113,527,853

		$113,527,853

Electronic Equipment, Instruments & Components — 5.7%

CDW Corp.	1,962,792	$183,069,610

Dolby Laboratories, Inc., Class A	1,964,499	106,495,491

FLIR Systems, Inc.	3,459,895	110,336,051

Trimble, Inc.(3)	4,160,695	132,434,922

		$532,336,074

Health Care Equipment & Supplies — 9.0%

DENTSPLY SIRONA, Inc.	4,902,618	$190,368,657

Envista Holdings Corp.(1)(3)	9,299,616	138,936,263

Teleflex, Inc.	1,401,529	410,451,783

Varian Medical Systems, Inc.(3)	958,709	98,421,066

		$838,177,769

Health Care Providers & Services — 1.2%

Henry Schein, Inc.(3)	2,334,579	$117,942,931

		$117,942,931

Hotels, Restaurants & Leisure — 4.9%

Aramark(1)	14,957,872	$298,708,704

Choice Hotels International, Inc.(2)	2,572,449	157,562,501

		$456,271,205

Industrial Conglomerates — 3.0%

Carlisle Cos., Inc.	2,220,101	$278,134,253

		$278,134,253

Insurance — 8.2%

Brown & Brown, Inc.	3,910,297	$141,630,957

Markel Corp.(3)	221,695	205,708,574

WR Berkley Corp.	7,971,547	415,875,607

		$763,215,138

IT Services — 9.9%

Booz Allen Hamilton Holding Corp., Class A	1,706,635	$117,143,426

Broadridge Financial Solutions, Inc.	1,711,499	162,301,450

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services (continued)

CACI International, Inc., Class A(3)	626,124	$132,206,083

Gartner, Inc.(3)	1,850,190	184,223,418

Jack Henry & Associates, Inc.	729,574	113,259,068

WEX, Inc.(3)	2,100,370	219,593,684

		$928,727,129

Life Sciences Tools & Services — 3.7%

Bio-Rad Laboratories, Inc., Class A(3)	372,194	$130,476,329

Bio-Techne Corp.	1,136,211	215,448,330

		$345,924,659

Machinery — 5.7%

Donaldson Co., Inc.	2,241,179	$86,576,745

Graco, Inc.	2,213,309	107,854,548

IDEX Corp.	1,154,614	159,463,739

Nordson Corp.	1,310,447	177,002,076

		$530,897,108

Marine — 1.5%

Kirby Corp.(1)(3)	3,155,908	$137,187,321

		$137,187,321

Professional Services — 3.0%

TransUnion	4,208,062	$278,489,543

		$278,489,543

Real Estate Management & Development — 1.3%

Jones Lang LaSalle, Inc.	1,181,077	$119,265,155

		$119,265,155

Road & Rail — 5.2%

J.B. Hunt Transport Services, Inc.	3,541,857	$326,665,471

Landstar System, Inc.	1,678,518	160,902,736

		$487,568,207

Software — 4.5%

Blackbaud, Inc.(1)	3,277,226	$182,049,904

Fair Isaac Corp.(3)	237,296	73,013,606

Manhattan Associates, Inc.(1)(3)	3,363,123	167,550,788

		$422,614,298

Specialty Retail — 2.9%

Burlington Stores, Inc.(3)	655,152	$103,815,386

Security	Shares	Value

Specialty Retail (continued)

Sally Beauty Holdings, Inc.(1)(2)(3)	9,366,025	$75,677,482

Ulta Beauty, Inc.(3)	512,200	89,993,540

		$269,486,408

Textiles, Apparel & Luxury Goods — 1.9%

Columbia Sportswear Co.(2)	2,578,065	$179,871,595

		$179,871,595

Total Common Stocks (identified cost $7,958,784,888)		$9,227,661,376

Short-Term Investments — 1.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(4)	130,248,082	$130,195,983

Total Short-Term Investments (identified cost $130,202,327)		$130,195,983

Total Investments — 100.1% (identified cost $8,088,987,215)		$9,357,857,359

Other Assets, Less Liabilities — (0.1)%		$(7,193,921)

Net Assets — 100.0%		$9,350,663,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company (see Note 10).

(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $51,177,913.

(3)	Non-income producing security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2020

Unaffiliated investments, at value (identified cost, $5,979,949,780) — including $50,088,770 of securities on loan	$7,759,844,658

Affiliated investments, at value (identified cost, $2,109,037,435) — including $1,089,143 of securities on loan	1,598,012,701

Dividends receivable	3,308,627

Dividends receivable from affiliated investments	2,641,645

Receivable for investments sold	23,741,359

Receivable for Fund shares sold	32,592,061

Securities lending income receivable	6,773

Total assets	$9,420,147,824

Liabilities

Payable for investments purchased	$23,236,618

Payable for Fund shares redeemed	35,147,493

Payable to affiliates:

Investment adviser fee	6,816,820

Distribution and service fees	574,259

Accrued expenses	3,709,196

Total liabilities	$69,484,386

Net Assets	$9,350,663,438

Sources of Net Assets

Paid-in capital	$7,414,622,882

Distributable earnings	1,936,040,556

Total	$9,350,663,438

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	March 31, 2020

Net Assets	$1,218,227,863

Shares Outstanding	50,013,140

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.36

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$25.85

Class C Shares

Net Assets	$116,194,195

Shares Outstanding	5,281,728

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$22.00

Class I Shares

Net Assets	$4,905,979,547

Shares Outstanding	179,529,591

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.33

Class R Shares

Net Assets	$412,823,741

Shares Outstanding	17,518,096

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.57

Class R6 Shares

Net Assets	$2,697,438,092

Shares Outstanding	98,152,439

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2020

Dividends	$47,402,317

Dividends from affiliated investments	15,726,926

Securities lending income, net	33,345

Total investment income	$63,162,588

Expenses

Investment adviser fee	$49,609,214

Distribution and service fees

Class A	2,101,506

Class C	840,843

Class R	1,412,672

Trustees’ fees and expenses	54,250

Custodian fee	841,570

Transfer and dividend disbursing agent fees	4,587,114

Legal and accounting services	172,797

Printing and postage	208,282

Registration fees	142,702

Miscellaneous	274,959

Total expenses	$60,245,909

Net investment income	$2,916,679

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$741,719,880

Investment transactions — affiliated investments	17,258,333

Net realized gain	$758,978,213

Change in unrealized appreciation (depreciation) —

Investments	$(2,637,121,510)

Investments — affiliated investments	(1,255,708,305)

Net change in unrealized appreciation (depreciation)	$(3,892,829,815)

Net realized and unrealized loss	$(3,133,851,602)

Net decrease in net assets from operations	$(3,130,934,923)

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

From operations —

Net investment income (loss)	$2,916,679	$(9,398,495)

Net realized gain	758,978,213	1,254,372,720

Net change in unrealized appreciation (depreciation)	(3,892,829,815)	(270,690,258)

Net increase (decrease) in net assets from operations	$(3,130,934,923)	$974,283,967

Distributions to shareholders —

Class A	$(118,485,141)	$(116,136,969)

Class C	(13,171,852)	(15,638,185)

Class I	(434,441,377)	(419,348,036)

Class R	(40,829,936)	(36,842,583)

Class R6	(239,893,424)	(157,053,225)

Total distributions to shareholders	$(846,821,730)	$(745,018,998)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$161,848,366	$288,294,243

Class C	3,122,718	5,665,563

Class I	687,285,022	1,119,643,472

Class R	36,758,868	67,210,497

Class R6	421,951,647	1,141,759,814

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	105,132,614	102,122,597

Class C	11,594,986	14,055,764

Class I	361,434,164	333,675,062

Class R	40,110,464	35,556,639

Class R6	202,187,227	154,871,459

Cost of shares redeemed

Class A	(292,716,583)	(581,985,396)

Class C	(19,110,406)	(57,141,865)

Class I	(961,918,976)	(2,042,208,669)

Class R	(71,393,704)	(104,132,728)

Class R6	(436,489,257)	(638,108,378)

Net asset value of shares converted

Class A	7,078,085	15,185,944

Class C	(7,078,085)	(15,185,944)

Net increase (decrease) in net assets from Fund share transactions	$249,797,150	$(160,721,926)

Net increase (decrease) in net assets	$(3,727,959,503)	$68,543,043

Net Assets

At beginning of period	$13,078,622,941	$13,010,079,898

At end of period	$9,350,663,438	$13,078,622,941

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Financial Highlights

	Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$34.740		$34.450	$29.050		$25.770		$23.780		$22.330

Income (Loss) From Operations

Net investment loss(1)	$(0.027)		$(0.088)	$(0.096)		$(0.101)		$(0.087)		$(0.075)

Net realized and unrealized gain (loss)	(7.977)		2.526	6.606		4.379		3.812		2.286

Total income (loss) from operations	$(8.004)		$2.438	$6.510		$4.278		$3.725		$2.211

Less Distributions

From net realized gain	$(2.376)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Total distributions	$(2.376)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Net asset value — End of period	$24.360		$34.740	$34.450		$29.050		$25.770		$23.780

Total Return(2)	(24.76	)%(3)	8.29%	22.97%		17.06%		16.27%		9.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,218,228		$1,764,848	$1,935,900		$1,711,298		$1,764,805		$1,336,145

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.16	%(5)	1.17%	1.16	%(6)	1.19	%(6)	1.21	%(6)	1.22	%(6)

Net investment loss	(0.16	)%(5)	(0.28)%	(0.30	)%(6)	(0.38	)%(6)	(0.35	)%(6)	(0.31	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	3%		11%		17%		17%

Portfolio Turnover of the Fund	12	%(3)	16%	5	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$31.700		$31.870	$27.140		$24.320		$22.690		$21.500

Income (Loss) From Operations

Net investment loss(1)	$(0.136)		$(0.298)	$(0.310)		$(0.284)		$(0.257)		$(0.246)

Net realized and unrealized gain (loss)	(7.203)		2.276	6.150		4.102		3.622		2.197

Total income (loss) from operations	$(7.339)		$1.978	$5.840		$3.818		$3.365		$1.951

Less Distributions

From net realized gain	$(2.361)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Total distributions	$(2.361)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Net asset value — End of period	$22.000		$31.700	$31.870		$27.140		$24.320		$22.690

Total Return(2)	(25.04	)%(3)	7.46%	22.09%		16.15%		15.41%		9.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,194		$181,257	$239,937		$226,669		$240,309		$222,081

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.91	%(5)	1.92%	1.91	%(6)	1.94	%(6)	1.96	%(6)	1.97	%(6)

Net investment loss	(0.92	)%(5)	(1.03)%	(1.06	)%(6)	(1.13	)%(6)	(1.10	)%(6)	(1.06	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	3%		11%		17%		17%

Portfolio Turnover of the Fund	12	%(3)	16%	5	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$38.710		$38.030	$31.880		$28.120		$25.740		$24.060

Income (Loss) From Operations

Net investment income (loss)(1)	$0.016		$(0.009)	$(0.020)		$(0.039)		$(0.027)		$(0.015)

Net realized and unrealized gain (loss)	(8.945)		2.837	7.280		4.797		4.142		2.456

Total income (loss) from operations	$(8.929)		$2.828	$7.260		$4.758		$4.115		$2.441

Less Distributions

From net investment income	$(0.015)		$—	$—		$—		$—		$—

From net realized gain	(2.436)		(2.148)	(1.110)		(0.998)		(1.735)		(0.761)

Total distributions	$(2.451)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Net asset value — End of period	$27.330		$38.710	$38.030		$31.880		$28.120		$25.740

Total Return(2)	(24.66	)%(3)	8.55%	23.30%		17.35%		16.56%		10.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,905,980		$6,906,251	$7,422,332		$6,245,313		$4,816,563		$3,839,740

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.91	%(5)	0.92%	0.91	%(6)	0.94	%(6)	0.96	%(6)	0.97	%(6)

Net investment income (loss)	0.09	%(5)	(0.03)%	(0.06	)%(6)	(0.13	)%(6)	(0.10	)%(6)	(0.06	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	3%		11%		17%		17%

Portfolio Turnover of the Fund	12	%(3)	16%	5	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Financial Highlights — continued

	Class R

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$33.710		$33.580	$28.410		$25.290		$23.420		$22.060

Income (Loss) From Operations

Net investment loss(1)	$(0.065)		$(0.162)	$(0.171)		$(0.166)		$(0.147)		$(0.134)

Net realized and unrealized gain (loss)	(7.714)		2.440	6.451		4.284		3.752		2.255

Total income (loss) from operations	$(7.779)		$2.278	$6.280		$4.118		$3.605		$2.121

Less Distributions

From net realized gain	$(2.361)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Total distributions	$(2.361)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Net asset value — End of period	$23.570		$33.710	$33.580		$28.410		$25.290		$23.420

Total Return(2)	(24.88	)%(3)	8.01%	22.67%		16.74%		16.00%		9.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$412,824		$588,076	$583,049		$458,145		$337,874		$209,022

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.41	%(5)	1.42%	1.41	%(6)	1.44	%(6)	1.46	%(6)	1.47	%(6)

Net investment loss	(0.41	)%(5)	(0.53)%	(0.55	)%(6)	(0.63	)%(6)	(0.60	)%(6)	(0.56	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	3%		11%		17%		17%

Portfolio Turnover of the Fund	12	%(3)	16%	5	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$38.930		$38.200	$31.990		$28.190		$25.780		$24.070

Income (Loss) From Operations

Net investment income (loss)(1)	$0.034		$0.023	$0.016		$(0.010)		$(0.002)		$(0.004)

Net realized and unrealized gain (loss)	(8.999)		2.855	7.304		4.808		4.147		2.475

Total income (loss) from operations	$(8.965)		$2.878	$7.320		$4.798		$4.145		$2.471

Less Distributions

From net investment income	$(0.049)		$—	$—		$—		$—		$—

From net realized gain	(2.436)		(2.148)	(1.110)		(0.998)		(1.735)		(0.761)

Total distributions	$(2.485)		$(2.148)	$(1.110)		$(0.998)		$(1.735)		$(0.761)

Net asset value — End of period	$27.480		$38.930	$38.200		$31.990		$28.190		$25.780

Total Return(2)	(24.63	)%(3)	8.64%	23.41%		17.45%		16.66%		10.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,697,438		$3,638,192	$2,828,862		$1,642,985		$798,553		$389,784

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.82	%(5)	0.82%	0.82	%(6)	0.84	%(6)	0.87	%(6)	0.88	%(6)

Net investment income (loss)	0.18	%(5)	0.07%	0.05	%(6)	(0.03	)%(6)	(0.01	)%(6)	(0.02	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	3%		11%		17%		17%

Portfolio Turnover of the Fund	12	%(3)	16%	5	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

16

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,085,201,102

Gross unrealized appreciation	$2,367,331,464

Gross unrealized depreciation	(1,094,675,207)

Net unrealized appreciation	$1,272,656,257

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion, 0.73% on net assets of $7.5 billion but less than $10 billion, 0.72% on net assets of $10 billion but less than $15 billion and 0.70% on net assets of $15 billion and over, and is payable monthly. For the six months ended March 31, 2020, the investment adviser fee amounted to $49,609,214 or 0.79% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, EVM earned $146,232 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,668 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

17

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 amounted to $2,101,506 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2020, the Fund paid or accrued to EVD $630,632 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2020, the Fund paid or accrued to EVD $706,336 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to $210,211 and $706,336 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Fund was informed that EVD received approximately $5,000 and $700 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,404,869,407 and $1,732,716,832, respectively, for the six months ended March 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	5,141,970	9,220,434

Issued to shareholders electing to receive payments of distributions in Fund shares	3,228,889	3,510,574

Redemptions	(9,396,004)	(18,624,421)

Converted from Class C shares	233,002	508,168

Net decrease	(792,143)	(5,385,245)

18

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	108,782	202,927

Issued to shareholders electing to receive payments of distributions in Fund shares	393,317	526,236

Redemptions	(680,691)	(1,985,283)

Converted to Class A shares	(257,466)	(554,422)

Net decrease	(436,058)	(1,810,542)

Class I	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	20,059,265	32,638,695

Issued to shareholders electing to receive payments of distributions in Fund shares	9,902,306	10,314,531

Redemptions	(28,838,611)	(59,711,903)

Net increase (decrease)	1,122,960	(16,758,677)

Class R	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	1,199,534	2,215,751

Issued to shareholders electing to receive payments of distributions in Fund shares	1,272,137	1,256,862

Redemptions	(2,399,097)	(3,389,324)

Net increase	72,574	83,289

Class R6	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	11,775,867	32,755,764

Issued to shareholders electing to receive payments of distributions in Fund shares	5,509,189	4,763,810

Redemptions	(12,578,210)	(18,120,567)

Net increase	4,706,846	19,399,007

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

19

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At March 31, 2020, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $51,177,913 and $53,905,642, respectively. Collateral received was comprised of U.S. government and/or agencies securities.

10  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2020, the value of the Fund’s investments in affiliated companies and funds was $1,598,012,701, which represents 17.1% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the six months ended March 31, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period		Dividend income	Shares/Units, end of period

Common Stocks*

Aramark	$623,960,921	$33,634,314	$(21,630,004)	$(450,229)	$(336,806,298)	$298,708,704		$3,041,177	14,957,872

Blackbaud, Inc.	296,064,597	—	—	—	(114,014,693)	182,049,904		786,534	3,277,226

Envista Holdings Corp.(1)	—	229,376,743	—	—	(90,440,480)	138,936,263		—	9,299,616

Kirby Corp.(1)	259,289,401	—	—	—	(122,102,080)	137,187,321		—	3,155,908

Manhattan Associates, Inc.(1)	404,768,663	—	(128,155,650)	35,754,981	(144,817,206)	167,550,788		—	3,363,123

Sally Beauty Holdings, Inc.(1)(2)	139,460,112	—	—	—	(63,782,630)	75,677,482		—	9,366,025

Sensient Technologies Corp.	156,413,945	—	(22,695,187)	(17,998,105)	(39,552,047)	—	(3)	1,777,172	1,750,600

ServiceMaster Global Holdings, Inc.(1)	531,100,366	—	—	—	(274,576,039)	256,524,327		—	9,500,901

Umpqua Holdings Corp.	191,705,455	—	—	—	(64,755,913)	126,949,542		4,891,634	11,646,747

Westamerica Bancorporation	89,104,624	—	—	—	(4,872,237)	84,232,387		1,175,069	1,433,011

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	405,740,378	970,063,731	(1,245,571,130)	(48,314)	11,318	130,195,983		4,055,340	130,248,082

Totals				$17,258,333	$(1,255,708,305)	$1,598,012,701		$15,726,926

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2020.

(3)	Company is no longer an affiliate as of March 31, 2020.

20

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$9,227,661,376	*	$—	$—	$9,227,661,376

Short-Term Investments	—		130,195,983	—	130,195,983

Total Investments	$9,227,661,376		$130,195,983	$—	$9,357,857,359

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

12  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

21

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.20

Eaton Vance

Atlanta Capital Focused Growth Fund

Semiannual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Performance1,2

Portfolio Managers Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	–7.82%	1.37%	11.56%	11.59%
Class A with 5.75% Maximum Sales Charge	—	—	–13.15	–4.44	10.25	10.94
Class C at NAV	05/02/2011	04/30/2002	–8.05	0.77	10.75	10.87
Class C with 1% Maximum Sales Charge	—	—	–8.97	–0.23	10.75	10.87
Class I at NAV	04/30/2002	04/30/2002	–7.60	1.71	11.85	11.87
Russell 1000® Growth Index	—	—	–4.98%	0.91%	10.35%	12.96%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.27%	2.02%	1.02%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Visa, Inc., Class A	8.0%

Alphabet, Inc., Class C	7.6

Microsoft Corp.	6.2

Danaher Corp.	6.0

Facebook, Inc., Class A	5.4

Thermo Fisher Scientific, Inc.	5.1

American Tower Corp.	4.8

Zoetis, Inc.	4.5

Intercontinental Exchange, Inc.	4.2

Fiserv, Inc.	4.2

Total	56.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$921.80	$5.04	**	1.05%
Class C	$1,000.00	$919.50	$8.64	**	1.80%
Class I	$1,000.00	$924.00	$3.85	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.30	**	1.05%
Class C	$1,000.00	$1,016.00	$9.07	**	1.80%
Class I	$1,000.00	$1,021.00	$4.04	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value

Capital Markets — 4.2%

Intercontinental Exchange, Inc.	121,578	$9,817,423

		$9,817,423

Chemicals — 8.1%

Ecolab, Inc.	62,185	$9,690,289

Linde PLC	53,536	9,261,728

		$18,952,017

Electronic Equipment, Instruments & Components — 3.5%

Amphenol Corp., Class A	114,626	$8,353,943

		$8,353,943

Equity Real Estate Investment Trusts (REITs) — 4.8%

American Tower Corp.	51,510	$11,216,302

		$11,216,302

Health Care Equipment & Supplies — 6.0%

Danaher Corp.	102,911	$14,243,912

		$14,243,912

Insurance — 2.7%

Marsh & McLennan Cos., Inc.	73,844	$6,384,552

		$6,384,552

Interactive Media & Services — 13.0%

Alphabet, Inc., Class C(1)	15,382	$17,886,344

Facebook, Inc., Class A(1)	76,198	12,709,826

		$30,596,170

IT Services — 15.9%

Fiserv, Inc.(1)	103,021	$9,785,965

Mastercard, Inc., Class A	36,950	8,925,642

Visa, Inc., Class A	116,268	18,733,100

		$37,444,707

Life Sciences Tools & Services — 5.1%

Thermo Fisher Scientific, Inc.	42,478	$12,046,761

		$12,046,761

Security	Shares	Value

Machinery — 4.8%

IDEX Corp.	27,206	$3,757,421

Xylem, Inc.	114,078	7,429,900

		$11,187,321

Multiline Retail — 4.1%

Dollar General Corp.	64,101	$9,679,892

		$9,679,892

Pharmaceuticals — 4.5%

Zoetis, Inc.	89,062	$10,481,707

		$10,481,707

Professional Services — 4.8%

IHS Markit, Ltd.	60,324	$3,619,440

Verisk Analytics, Inc.	55,506	7,736,426

		$11,355,866

Software — 12.5%

Check Point Software Technologies, Ltd.(1)	77,129	$7,754,549

Intuit, Inc.	30,764	7,075,720

Microsoft Corp.	92,401	14,572,562

		$29,402,831

Specialty Retail — 4.3%

Lowe’s Cos., Inc.	61,473	$5,289,752

TJX Cos., Inc. (The)	101,598	4,857,400

		$10,147,152

Total Common Stocks (identified cost $228,159,896)		$231,310,556

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	5,091,151	$5,089,115

Total Short-Term Investments (identified cost $5,088,691)		$5,089,115

Total Investments — 100.5% (identified cost $233,248,587)		$236,399,671

Other Assets, Less Liabilities — (0.5)%		$(1,122,357)

Net Assets — 100.0%		$235,277,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2020

Unaffiliated investments, at value (identified cost, $228,159,896)	$231,310,556

Affiliated investment, at value (identified cost, $5,088,691)	5,089,115

Dividends receivable	84,845

Dividends receivable from affiliated investment	5,298

Receivable for Fund shares sold	3,032,159

Receivable from affiliates	74,712

Total assets	$239,596,685

Liabilities

Payable for investments purchased	$2,470,046

Payable for Fund shares redeemed	1,594,455

Payable to affiliates:

Investment adviser fee	129,438

Distribution and service fees	24,003

Accrued expenses	101,429

Total liabilities	$4,319,371

Net Assets	$235,277,314

Sources of Net Assets

Paid-in capital	$235,146,829

Distributable earnings	130,485

Total	$235,277,314

Class A Shares

Net Assets	$37,717,027

Shares Outstanding	3,536,690

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.66

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$11.31

Class C Shares

Net Assets	$19,148,094

Shares Outstanding	1,962,841

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.76

Class I Shares

Net Assets	$178,412,193

Shares Outstanding	19,253,660

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2020

Dividends	$906,834

Dividends from affiliated investment	83,092

Securities lending income, net	24,685

Total investment income	$1,014,611

Expenses

Investment adviser fee	$779,761

Distribution and service fees

Class A	53,023

Class C	79,669

Trustees’ fees and expenses	6,820

Custodian fee	25,534

Transfer and dividend disbursing agent fees	110,837

Legal and accounting services	26,312

Printing and postage	18,293

Registration fees	57,220

Miscellaneous	8,458

Total expenses	$1,165,927

Deduct —

Allocation of expenses to affiliates	$74,712

Total expense reductions	$74,712

Net expenses	$1,091,215

Net investment loss	$(76,604)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,578,172)

Investment transactions — affiliated investment	(1,637)

Net realized loss	$(2,579,809)

Change in unrealized appreciation (depreciation) —

Investments	$(17,959,348)

Investments — affiliated investment	424

Net change in unrealized appreciation (depreciation)	$(17,958,924)

Net realized and unrealized loss	$(20,538,733)

Net decrease in net assets from operations	$(20,615,337)

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

From operations —

Net investment loss	$(76,604)	$(8,084)

Net realized gain (loss)	(2,579,809)	506,751

Net change in unrealized appreciation (depreciation)	(17,958,924)	9,692,005

Net increase (decrease) in net assets from operations	$(20,615,337)	$10,190,672

Distributions to shareholders —

Class A	$(52,041)	$(2,980,725)

Class C	(20,820)	(344,958)

Class I	(316,560)	(1,243,744)

Total distributions to shareholders	$(389,421)	$(4,569,427)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$21,787,718	$25,658,434

Class C	13,083,147	7,120,191

Class I	180,809,154	93,436,174

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	49,668	2,626,420

Class C	20,604	328,863

Class I	316,509	1,226,645

Cost of shares redeemed

Class A	(22,937,312)	(6,896,384)

Class C	(1,113,926)	(720,656)

Class I	(78,383,543)	(14,165,609)

Net asset value of shares converted

Class A	86,621	295,883

Class C	(86,621)	(295,883)

Net increase in net assets from Fund share transactions	$113,632,019	$108,614,078

Net increase in net assets	$92,627,261	$114,235,323

Net Assets

At beginning of period	$142,650,053	$28,414,730

At end of period	$235,277,314	$142,650,053

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Financial Highlights

	Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$11.580		$11.320		$13.260		$12.880		$14.130	$15.210

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.012)		$(0.008)		$(0.023)		$(0.003)		$0.005	$0.014

Net realized and unrealized gain (loss)	(0.892)		1.788		2.629		2.170		1.398	0.059

Total income (loss) from operations	$(0.904)		$1.780		$2.606		$2.167		$1.403	$0.073

Less Distributions

From net investment income	$—		$—		$—		$—		$(0.006)	$(0.008)

From net realized gain	(0.016)		(1.520)		(4.546)		(1.787)		(2.647)	(1.145)

Total distributions	$(0.016)		$(1.520)		$(4.546)		$(1.787)		$(2.653)	$(1.153)

Net asset value — End of period	$10.660		$11.580		$11.320		$13.260		$12.880	$14.130

Total Return(2)	(7.82	)%(3)(4)	18.91	%(3)	26.96	%(3)	19.35	%(3)	10.35%	0.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,717		$42,531		$18,938		$19,896		$54,078	$63,332

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.05	%(3)(6)	1.10	%(3)	1.25	%(3)	1.27	%(3)	1.21%	1.13%

Net investment income (loss)	(0.21	)%(6)	(0.08)%		(0.21)%		(0.03)%		0.04%	0.09%

Portfolio Turnover	14	%(4)	18%		14%		28%		39%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.06%, 0.19%, 0.27% and 0.13% of average daily net assets for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$10.630		$10.590		$12.750		$12.540		$13.840	$14.900

Income (Loss) From Operations

Net investment loss(1)	$(0.052)		$(0.082)		$(0.098)		$(0.095)		$(0.090)	$(0.098)

Net realized and unrealized gain (loss)	(0.802)		1.642		2.484		2.092		1.365	0.068

Total income (loss) from operations	$(0.854)		$1.560		$2.386		$1.997		$1.275	$(0.030)

Less Distributions

From net realized gain	$(0.016)		$(1.520)		$(4.546)		$(1.787)		$(2.575)	$(1.030)

Total distributions	$(0.016)		$(1.520)		$(4.546)		$(1.787)		$(2.575)	$(1.030)

Net asset value — End of period	$9.760		$10.630		$10.590		$12.750		$12.540	$13.840

Total Return(2)	(8.05	)%(3)(4)	18.02	%(3)	26.01	%(3)	18.41	%(3)	9.52%	(0.53)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,148		$9,245		$2,326		$2,194		$3,157	$3,100

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.80	%(3)(6)	1.83	%(3)	2.00	%(3)	2.02	%(3)	1.96%	1.88%

Net investment loss	(0.95	)%(6)	(0.82)%		(0.96)%		(0.80)%		(0.71)%	(0.66)%

Portfolio Turnover	14	%(4)	18%		14%		28%		39%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.06%, 0.19%, 0.27% and 0.17% of average daily net assets for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$10.050		$10.010		$12.210		$12.010		$13.350	$14.430

Income (Loss) From Operations

Net investment income(1)	$0.003		$0.017		$0.003		$0.024		$0.039	$0.046

Net realized and unrealized gain (loss)	(0.765)		1.543		2.343		1.993		1.318	0.065

Total income (loss) from operations	$(0.762)		$1.560		$2.346		$2.017		$1.357	$0.111

Less Distributions

From net investment income	$(0.001)		$—		$—		$(0.030)		$(0.050)	$(0.046)

From net realized gain	(0.017)		(1.520)		(4.546)		(1.787)		(2.647)	(1.145)

Total distributions	$(0.018)		$(1.520)		$(4.546)		$(1.817)		$(2.697)	$(1.191)

Net asset value — End of period	$9.270		$10.050		$10.010		$12.210		$12.010	$13.350

Total Return(2)	(7.60	)%(3)(4)	19.22	%(3)	27.21	%(3)	19.58	%(3)	10.66%	0.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$178,412		$90,874		$7,150		$7,826		$12,780	$38,804

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.80	%(3)(6)	0.82	%(3)	1.00	%(3)	1.02	%(3)	0.96%	0.88%

Net investment income	0.05	%(6)	0.18%		0.03%		0.21%		0.32%	0.32%

Portfolio Turnover	14	%(4)	18%		14%		28%		39%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.06%, 0.19%, 0.27% and 0.16% of average daily net assets for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$233,597,904

Gross unrealized appreciation	$11,268,183

Gross unrealized depreciation	(8,466,416)

Net unrealized appreciation	$2,801,767

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2020, the investment adviser fee amounted to $779,761 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2021. Pursuant to this agreement, EVM and Atlanta Capital were allocated $74,712 in total of the Fund’s operating expenses for the six months ended March 31, 2020.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, EVM earned $11,134 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,054 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 amounted to $53,023 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2020, the Fund paid or accrued to EVD $59,752 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to $19,917 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $146,376,245 and $30,669,612, respectively, for the six months ended March 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	1,832,102	2,356,353

Issued to shareholders electing to receive payments of distributions in Fund shares	4,206	280,600

Redemptions	(1,979,231)	(667,961)

Converted from Class C shares	6,869	30,334

Net increase (decrease)	(136,054)	1,999,326

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	1,206,033	718,968

Issued to shareholders electing to receive payments of distributions in Fund shares	1,903	38,019

Redemptions	(107,041)	(74,330)

Converted to Class A shares	(7,496)	(32,882)

Net increase	1,093,399	649,775

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	17,929,707	9,697,781

Issued to shareholders electing to receive payments of distributions in Fund shares	30,879	151,251

Redemptions	(7,746,259)	(1,523,897)

Net increase	10,214,327	8,325,135

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At March 31, 2020, the Fund had no securities on loan.

10  Investments in Affiliated Funds

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $5,089,115, which represents 2.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,940,908	$100,628,160	$(101,478,740)	$(1,637)	$424	$5,089,115	$83,092	5,091,151

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$231,310,556	*	$—	$—	$231,310,556

Short-Term Investments	—		5,089,115	—	5,089,115

Total Investments	$231,310,556		$5,089,115	$—	$236,399,671

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

12  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

17

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.20

Eaton Vance

Atlanta Capital Select Equity Fund

Semiannual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	–12.76%	–1.92%	7.48%	11.73%
Class A with 5.75% Maximum Sales Charge	—	—	–17.79	–7.55	6.22	10.93
Class C at NAV	03/19/2013	01/03/2012	–13.09	–2.66	6.68	11.02
Class C with 1% Maximum Sales Charge	—	—	–13.95	–3.62	6.68	11.02
Class I at NAV	01/03/2012	01/03/2012	–12.65	–1.67	7.75	12.01
Class R6 at NAV	02/01/2017	01/03/2012	–12.63	–1.63	7.78	12.03
Russell 1000® Index	—	—	–13.01%	–8.03%	6.21%	11.06%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.07%	1.82%	0.82%	0.77%
Net			1.05	1.80	0.80	0.75

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

White Mountains Insurance Group, Ltd.	6.9%

TJX Cos., Inc. (The)	6.0

Fiserv, Inc.	5.6

U.S. Bancorp	4.4

Teleflex, Inc.	4.4

Global Payments, Inc.	4.3

Visa, Inc., Class A	4.2

Ross Stores, Inc.	4.1

Thermo Fisher Scientific, Inc.	3.7

Alphabet, Inc., Class C	3.1

Total	46.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$872.40	$4.92	1.05%
Class C	$1,000.00	$869.10	$8.41	1.80%
Class I	$1,000.00	$873.50	$3.75	0.80%
Class R6	$1,000.00	$873.70	$3.51	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.30	1.05%
Class C	$1,000.00	$1,016.00	$9.07	1.80%
Class I	$1,000.00	$1,021.00	$4.04	0.80%
Class R6	$1,000.00	$1,021.30	$3.79	0.75%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 90.2%
Security	Shares	Value

Banks — 4.4%

U.S. Bancorp	950,696	$32,751,477

		$32,751,477

Beverages — 3.0%

Diageo PLC ADR(1)	173,162	$22,012,353

		$22,012,353

Chemicals — 2.8%

Sherwin-Williams Co. (The)	44,386	$20,396,255

		$20,396,255

Communications Equipment — 1.9%

Motorola Solutions, Inc.	107,261	$14,257,132

		$14,257,132

Containers & Packaging — 2.9%

Ball Corp.	328,542	$21,243,526

		$21,243,526

Electrical Equipment — 1.9%

AMETEK, Inc.	194,360	$13,997,807

		$13,997,807

Food Products — 1.8%

Nestle SA ADR	126,951	$13,074,684

		$13,074,684

Health Care Equipment & Supplies — 14.7%

Cooper Cos., Inc. (The)	70,649	$19,475,810

Danaher Corp.	118,073	16,342,484

DENTSPLY SIRONA, Inc.	475,348	18,457,763

STERIS PLC	156,915	21,963,393

Teleflex, Inc.	109,883	32,180,335

		$108,419,785

Hotels, Restaurants & Leisure — 2.9%

Aramark	1,085,204	$21,671,524

		$21,671,524

Security	Shares	Value

Insurance — 8.7%

Markel Corp.(2)	14,505	$13,459,044

White Mountains Insurance Group, Ltd.	55,862	50,834,420

		$64,293,464

Interactive Media & Services — 3.1%

Alphabet, Inc., Class C(2)	19,780	$23,000,382

		$23,000,382

IT Services — 18.9%

Fidelity National Information Services, Inc.	150,734	$18,335,284

Fiserv, Inc.(2)	437,559	41,563,730

Global Payments, Inc.	220,645	31,823,628

Mastercard, Inc., Class A	70,578	17,048,822

Visa, Inc., Class A	190,528	30,697,871

		$139,469,335

Life Sciences Tools & Services — 3.7%

Thermo Fisher Scientific, Inc.	97,003	$27,510,051

		$27,510,051

Professional Services — 2.9%

Booz Allen Hamilton Holding Corp., Class A	110,852	$7,608,881

Verisk Analytics, Inc.	97,323	13,564,880

		$21,173,761

Software — 4.1%

ANSYS, Inc.(2)	77,301	$17,970,163

Check Point Software Technologies, Ltd.(2)	124,085	12,475,506

		$30,445,669

Specialty Retail — 12.5%

O’Reilly Automotive, Inc.(2)	57,592	$17,338,072

Ross Stores, Inc.	348,392	30,299,652

TJX Cos., Inc. (The)	933,930	44,651,193

		$92,288,917

Total Common Stocks (identified cost $602,134,731)		$666,006,122

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 9.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	71,721,822	$71,693,133

Total Short-Term Investments (identified cost $71,717,191)		$71,693,133

Total Investments — 99.9% (identified cost $673,851,922)		$737,699,255

Other Assets, Less Liabilities — 0.1%		$1,051,019

Net Assets — 100.0%		$738,750,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $25,424.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2020

Unaffiliated investments, at value including $25,424 of securities on loan (identified cost, $602,134,731)	$666,006,122

Affiliated investment, at value (identified cost, $71,717,191)	71,693,133

Dividends receivable	778,031

Dividends receivable from affiliated investment	65,601

Receivable for Fund shares sold	4,972,883

Securities lending income receivable	34

Tax reclaims receivable	127,096

Total assets	$743,642,900

Liabilities

Payable for Fund shares redeemed	$4,273,366

Payable to affiliates:

Investment adviser and administration fee	420,870

Distribution and service fees	44,691

Accrued expenses	153,699

Total liabilities	$4,892,626

Net Assets	$738,750,274

Sources of Net Assets

Paid-in capital	$670,586,315

Distributable earnings	68,163,959

Total	$738,750,274

Class A Shares

Net Assets	$61,649,492

Shares Outstanding	2,778,667

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.19

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$23.54

Class C Shares

Net Assets	$35,744,549

Shares Outstanding	1,705,161

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$20.96

Class I Shares

Net Assets	$618,143,058

Shares Outstanding	27,317,968

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.63

Class R6 Shares

Net Assets	$23,213,175

Shares Outstanding	1,024,069

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2020

Dividends	$2,532,742

Dividends from affiliated investment	521,726

Securities lending income, net	635

Total investment income	$3,055,103

Expenses

Investment adviser and administration fee	$2,469,906

Distribution and service fees

Class A	94,427

Class C	191,724

Trustees’ fees and expenses	18,179

Custodian fee	73,177

Transfer and dividend disbursing agent fees	163,324

Legal and accounting services	28,107

Printing and postage	31,391

Registration fees	57,237

Miscellaneous	16,283

Total expenses	$3,143,755

Net investment loss	$(88,652)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$7,533,671

Investment transactions — affiliated investment	(2,869)

Net realized gain	$7,530,802

Change in unrealized appreciation (depreciation) —

Investments	$(115,186,026)

Investments — affiliated investment	(24,803)

Net change in unrealized appreciation (depreciation)	$(115,210,829)

Net realized and unrealized loss	$(107,680,027)

Net decrease in net assets from operations	$(107,768,679)

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

From operations —

Net investment income (loss)	$(88,652)	$137,107

Net realized gain	7,530,802	8,975,161

Net change in unrealized appreciation (depreciation)	(115,210,829)	62,110,988

Net increase (decrease) in net assets from operations	$(107,768,679)	$71,223,256

Distributions to shareholders —

Class A	$(710,248)	$(1,845,688)

Class C	(372,027)	(1,007,198)

Class I	(5,067,461)	(11,796,312)

Class R6	(240,914)	(570,126)

Total distributions to shareholders	$(6,390,650)	$(15,219,324)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$21,090,359	$38,940,359

Class C	14,150,468	12,198,572

Class I	350,590,628	232,090,098

Class R6	10,191,726	6,607,520

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	592,067	1,668,436

Class C	264,400	893,649

Class I	3,938,287	10,316,450

Class R6	217,601	570,126

Cost of shares redeemed

Class A	(28,805,674)	(16,600,360)

Class C	(4,949,182)	(6,318,638)

Class I	(106,805,250)	(115,689,728)

Class R6	(3,565,517)	(3,859,972)

Net asset value of shares converted

Class A	426,498	1,104,947

Class C	(426,498)	(1,104,947)

Net increase in net assets from Fund share transactions	$256,909,913	$160,816,512

Net increase in net assets	$142,750,584	$216,820,444

Net Assets

At beginning of period	$595,999,690	$379,179,246

At end of period	$738,750,274	$595,999,690

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Financial Highlights

	Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$25.680		$23.050		$19.980		$17.590		$16.320		$15.450

Income (Loss) From Operations

Net investment loss(1)	$(0.032)		$(0.030)		$(0.051)		$(0.034)		$(0.054)		$(0.047)

Net realized and unrealized gain (loss)	(3.207)		3.567		3.448		2.427		1.870		1.132

Total income (loss) from operations	$(3.239)		$3.537		$3.397		$2.393		$1.816		$1.085

Less Distributions

From net realized gain	$(0.251)		$(0.907)		$(0.327)		$(0.003)		$(0.546)		$(0.215)

Total distributions	$(0.251)		$(0.907)		$(0.327)		$(0.003)		$(0.546)		$(0.215)

Net asset value — End of period	$22.190		$25.680		$23.050		$19.980		$17.590		$16.320

Total Return(2)	(12.76	)%(3)	16.23	%(4)	17.20	%(4)	13.67	%(4)	11.23	%(4)	7.01	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61,649		$78,208		$46,288		$84,692		$72,865		$54,145

Ratios (as a percentage of average daily net assets):

Expenses	1.05	%(5)	1.05	%(4)	1.05	%(4)	1.10	%(4)	1.20	%(4)	1.20	%(4)

Net investment loss	(0.24	)%(5)	(0.13)%		(0.24)%		(0.18)%		(0.32)%		(0.28)%

Portfolio Turnover	6	%(3)	18%		3%		14%		16%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.07%, 0.05% and 0.15% of average daily net assets for the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$24.360		$22.080		$19.290		$17.110		$16.000		$15.270

Income (Loss) From Operations

Net investment loss(1)	$(0.118)		$(0.195)		$(0.196)		$(0.168)		$(0.175)		$(0.170)

Net realized and unrealized gain (loss)	(3.031)		3.382		3.313		2.351		1.831		1.115

Total income (loss) from operations	$(3.149)		$3.187		$3.117		$2.183		$1.656		$0.945

Less Distributions

From net realized gain	$(0.251)		$(0.907)		$(0.327)		$(0.003)		$(0.546)		$(0.215)

Total distributions	$(0.251)		$(0.907)		$(0.327)		$(0.003)		$(0.546)		$(0.215)

Net asset value — End of period	$20.960		$24.360		$22.080		$19.290		$17.110		$16.000

Total Return(2)	(13.09	)%(3)	15.32	%(4)	16.36	%(4)	12.76	%(4)	10.49	%(4)	6.16	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,745		$32,809		$24,222		$22,588		$19,479		$12,096

Ratios (as a percentage of average daily net assets):

Expenses	1.80	%(5)	1.80	%(4)	1.80	%(4)	1.85	%(4)	1.95	%(4)	1.95	%(4)

Net investment loss	(0.96	)%(5)	(0.89)%		(0.96)%		(0.93)%		(1.05)%		(1.03)%

Portfolio Turnover	6	%(3)	18%		3%		14%		16%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.07%, 0.05% and 0.15% of average daily net assets for the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$26.150		$23.400		$20.220		$17.760		$16.430		$15.520

Income (Loss) From Operations

Net investment income (loss)(1)	$0.008		$0.028		$0.009		$0.015		$(0.007)		$(0.006)

Net realized and unrealized gain (loss)	(3.277)		3.629		3.498		2.448		1.883		1.131

Total income (loss) from operations	$(3.269)		$3.657		$3.507		$2.463		$1.876		$1.125

Less Distributions

From net realized gain	$(0.251)		$(0.907)		$(0.327)		$(0.003)		$(0.546)		$(0.215)

Total distributions	$(0.251)		$(0.907)		$(0.327)		$(0.003)		$(0.546)		$(0.215)

Net asset value — End of period	$22.630		$26.150		$23.400		$20.220		$17.760		$16.430

Total Return(2)	(12.65	)%(3)	16.51	%(4)	17.49	%(4)	13.93	%(4)	11.58	%(4)	7.24	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$618,143		$464,862		$294,066		$252,429		$168,322		$35,746

Ratios (as a percentage of average daily net assets):

Expenses	0.80	%(5)	0.80	%(4)	0.80	%(4)	0.85	%(4)	0.95	%(4)	0.95	%(4)

Net investment income (loss)	0.06	%(5)	0.12%		0.04%		0.08%		(0.04)%		(0.03)%

Portfolio Turnover	6	%(3)	18%		3%		14%		16%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.07%, 0.05% and 0.15% of average daily net assets for the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2017(1)
			2019		2018

Net asset value — Beginning of period	$26.190		$23.420		$20.230		$18.230

Income (Loss) From Operations

Net investment income(2)	$0.013		$0.039		$0.025		$0.040

Net realized and unrealized gain (loss)	(3.282)		3.638		3.492		1.960

Total income (loss) from operations	$(3.269)		$3.677		$3.517		$2.000

Less Distributions

From net realized gain	$(0.251)		$(0.907)		$(0.327)		$—

Total distributions	$(0.251)		$(0.907)		$(0.327)		$—

Net asset value — End of period	$22.670		$26.190		$23.420		$20.230

Total Return(3)	(12.63	)%(4)	16.58	%(5)	17.59	%(5)	10.97	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,213		$20,121		$14,603		$11

Ratios (as a percentage of average daily net assets):

Expenses	0.75	%(6)	0.75	%(5)	0.75	%(5)	0.75	%(5)(6)

Net investment income	0.10	%(6)	0.17%		0.11%		0.32	%(6)

Portfolio Turnover	6	%(4)	18%		3%		14	%(7)

(1)	For the period from the commencement of operations, February 1, 2017, to September 30, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.02%, 0.04% and 0.06% of average daily net assets for the years ended September 30, 2019, 2018 and the period from the commencement of operations, February 1, 2017, to September 30, 2017, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2017.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$673,508,509

Gross unrealized appreciation	$103,270,046

Gross unrealized depreciation	(39,079,300)

Net unrealized appreciation	$64,190,746

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million, 0.675% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended March 31, 2020, the investment adviser and administration fee amounted to $2,469,906 or 0.69% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after January 31, 2021. Pursuant to this agreement, no operating expenses were allocated to EVM and Atlanta Capital for the six months ended March 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, EVM earned $6,640 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $47,482 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 amounted to $94,427 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2020, the Fund paid or accrued to EVD $143,794 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to $47,930 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Fund was informed that EVD received approximately $18,000 and $900 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $252,973,337 and $39,759,574, respectively, for the six months ended March 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	814,635	1,620,830

Issued to shareholders electing to receive payments of distributions in Fund shares	22,486	79,525

Redemptions	(1,123,130)	(714,041)

Converted from Class C shares	18,693	51,136

Net increase (decrease)	(267,316)	1,037,450

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	580,778	548,270

Issued to shareholders electing to receive payments of distributions in Fund shares	10,606	44,616

Redemptions	(213,142)	(289,808)

Converted to Class A shares	(19,758)	(53,650)

Net increase	358,484	249,428

Class I	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	13,614,915	9,680,522

Issued to shareholders electing to receive payments of distributions in Fund shares	146,787	483,886

Redemptions	(4,221,614)	(4,955,678)

Net increase	9,540,088	5,208,730

Class R6	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	387,842	273,896

Issued to shareholders electing to receive payments of distributions in Fund shares	8,098	26,704

Redemptions	(140,174)	(155,857)

Net increase	255,766	144,743

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

17

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At March 31, 2020, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $25,424 and $26,300, respectively. Collateral received was comprised of U.S. government and/or agencies securities.

10  Investments in Affiliated Funds

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $71,693,133, which represents 9.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$54,547,338	$251,654,728	$(234,481,261)	$(2,869)	$(24,803)	$71,693,133	$521,726	71,721,822

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$666,006,122	*	$—	$—	$666,006,122

Short-Term Investments	—		71,693,133	—	71,693,133

Total Investments	$666,006,122		$71,693,133	$—	$737,699,255

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

12  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

18

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782    3.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020